LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on termination of lease	$ (38,825)
Lease Agreement [Member] | Office Premises [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	November 2025
Loss on termination of lease	$ 38,825